Subsequent Events (Details) (Secured Multicurrency Revolving Credit Facility, USD $) In Thousands, unless otherwise specified	0 Months Ended
Sep. 19, 2013
Subsequent Event [Line Items]
Syndicated Secure Multicurrency Revolving Credit Facility maximum borrowing capacity	$ 1,000,000
Operating and financial covenants	The facility imposes certain operating and financial restrictions on us, which restrict our ability to incur debt, change our legal and beneficial ownership, merge or consolidate, acquire or incorporate companies and change our business activities. In addition, the facility contains financial covenants which require us to maintain (i) minimum consolidated net working capital of not less than $35 million, which will increase to $125 million following the first utilization date, (ii) consolidated net tangible net worth of $410 million, (iii) a current ratio of at least 1.15-to-1 and (iv) an interest cover ratio of at least 1.9-to-1. The Company will use a portion of the proceeds of this facility to repay certain of its existing working capital facilities in accordance with the provision of the agreement and has reclassified to the long-term debt the short-term borrowings that will be repaid with the Tranche B.
Tranche A
Subsequent Event [Line Items]
Syndicated Secure Multicurrency Revolving Credit Facility maximum borrowing capacity	155,000
Loan reference interest rate	LIBOR
Loan interest rate margin	2.5%
Tranche B
Subsequent Event [Line Items]
Syndicated Secure Multicurrency Revolving Credit Facility maximum borrowing capacity	115,000
Loan reference interest rate	LIBOR
Loan interest rate margin	2.9%
Tranche C
Subsequent Event [Line Items]
Syndicated Secure Multicurrency Revolving Credit Facility maximum borrowing capacity	$ 730,000
Loan reference interest rate	Lender's cost of funds
Loan interest rate margin	2.4%